Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total	Total Losses
Items measured at fair value on a recurring basis at December 31, 2019

Cash and cash equivalents
Money market funds	$-	$169	$-	$169

Short-term investments
Time deposits with original maturity of more than 3 months but less than 12 months	$35,693	$-	$-	$35,693

Long-term investments
Excelliance MOS Co., Ltd (“EMC”)	$3,180	$-	$-	$3,180

Items measured at fair value on a recurring basis at December 31, 2018

Cash and cash equivalents
Money market funds	$-	$165	$-	$165

Short-term investments
Time deposits with original maturity of more than 3 months but less than 12 months	$6,172	$-	$-	$6,172

Long-term investments
EMC	$9,417	$-	$-	$9,417

Fair Value Measurements, Nonrecurring [Table Text Block]
	Level 1	Level 2	Level 3	Total	Total Losses
Items measured at fair value on a nonrecurring basis at December 31, 2019

Long-term investments
Philip Ventures Enterprise Fund (“PVEF”)	$-	$-	$-	$-	$(30)
Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	-	-	992	992	-

	$-	$-	$992	$992	$(30)

Items measured at fair value on a nonrecurring basis at December 31, 2018

Long-term investments
PVEF	$-	$-	$36	$36	$-
Sigurd Cayman	-	-	992	992	(240)

	$-	$-	$1,028	$1,028	$(240)